Note 7 - Property and Equipment - Summary of Property and Equipment (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Less: Accumulated depreciation	$ (423,916)	$ (391,628)
Property and equipment, net	$ 66,703	98,991
Before Deconsolidation [Member]
Property and equipment gross		989,044	$ 453,142
Less: Accumulated depreciation		(391,628)	(347,886)
Property and equipment, net		597,416	105,256
Software Development [Member] | Before Deconsolidation [Member]
Property and equipment gross		498,425	0
Computer Equipment and Software [Member] | Before Deconsolidation [Member]
Property and equipment gross		365,874	328,397
Furniture and Fixtures [Member] | Before Deconsolidation [Member]
Property and equipment gross		117,307	117,307
Leasehold Improvements [Member] | Before Deconsolidation [Member]
Property and equipment gross		$ 7,438	$ 7,438